Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property and equipment	$ 908	$ 714
Right-of-use assets	1,460	1,818
Intangible assets	98,000	88,521
Deferred compensation cost	0	29
Deferred tax asset	7,134	5,832
Total non-current assets	107,502	96,914
Current assets
Trade and other receivables	21,938	12,222
Inventories	0	75
Cash and cash equivalents	25,429	29,664
Total current assets	47,367	41,961
Total assets	154,869	138,875
Equity
Share capital	0	0
Capital reserve	74,166	63,723
Treasury shares	(3,107)	(348)
Share options and warrants reserve	7,414	4,411
Foreign exchange translation deficit	(4,207)	(7,075)
Retained earnings	44,658	26,398
Total equity	118,924	87,109
Non-current liabilities
Other payables	0	290
Deferred consideration	0	4,774
Contingent consideration	0	11,297
Lease liability	1,190	1,518
Deferred tax liability	2,008	2,179
Total non-current liabilities	3,198	20,058
Current liabilities
Trade and other payables	10,793	6,342
Deferred income	2,207	1,692
Deferred consideration	18,811	2,800
Contingent consideration	0	19,378
Other liability	308	226
Lease liability	533	554
Income tax payable	95	716
Total current liabilities	32,747	31,708
Total liabilities	35,945	51,766
Total equity and liabilities	$ 154,869	$ 138,875